Accrued Expenses - Components of Accrued Expenses (Detail) - USD ($) $ in Thousands	Sep. 26, 2015	Dec. 27, 2014		Dec. 28, 2013
Schedule Of Accrued Expenses [Line Items]
Interest	$ 12,973	$ 32,475		$ 17,294
Payroll and benefits	22,095	20,326		16,368
Capital lease obligations	16,065	17,530		2,068
Insurance	13,710	11,402		7,445
Non-income taxes	10,221	5,520		4,168
Professional fees	1,305	3,299		2,352
Other	14,511	10,944	[1]	7,556	[1]
Total	$ 90,880	$ 101,496		$ 57,251

[1]	Consists primarily of subcontractor and working capital settlement accruals.